Annual Total Returns (Bar Chart) (Invesco V.I. Leisure Fund, Series I shares, Invesco V.I. Leisure Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Leisure Fund | Series I shares, Invesco V.I. Leisure Fund
Annual Total Returns
'03	28.64%
'04	13.40%
'05	(1.19%)
'06	24.61%
'07	(0.82%)
'08	(43.04%)
'09	32.78%
'10	21.88%